Commitments And Contingencies (Narrative) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2025	Sep. 30, 2025	Dec. 31, 2023
Other Commitments [Line Items]
Operating leases treated as capital leases	$ 3		$ 3	$ 4
Lease term	20 years
Refunded settlement amount, net of consulting fees	$ 63
Decrease in property, plant and equipment balance	53
Decrease in operation and maintenance amount	$ 10
Percentage of full time employees represented by labor union	16.00%
Scenario, Forecast [Member]
Other Commitments [Line Items]
Energy efficiency spending amount		$ 55